UNITES STATES
              SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                   FORM 13F

   INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGE~RS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

  Report for the Calendar Year or Quarter Ended _____December 31, 1999________

               (Please read instructions before preparing form.)

If amended report check here:
_________Parnassus Investments______________________________
Name of Institutional Investment Manager

__One Market, Steuart Tower - Suite #1600, San Francisco, CA 94105____________
Business Address        (Street)           (City)     (State) (ZIP)

__________Howard Fong, Vice President__________________(415) 778-0200__________
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                                      ATTENTION
Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of______San Francisco______and State of ____California_____on the ___8_ dav of___ February___, 2000

                                                 ___Parnassus Investments_______
                                      (Name of Institutional Investment Manager)


  (Manual Signature of Person Duly Authorized to Submit This Report)


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Item 1: Name of Issuer      Item 2:        Item 3:      Item 4:     Item 5: Shares Item 6:        Item 7:   Item 8  Voting
                            Title of Class CUSIP Number Fair Market of Principal   Investment     Managers  Authority
                                                          Value     Amount         Discretion               (Shares)

                                                                                  (a) Sole (b)(c)           (a) Sole  (b)(c)

Adaptec. Inc.                  Common Stock  00651F108    10,125    203,000        X                        203,000
Autodesk Inc.                  Common Stock  052769106    6,649     197,000        X                        197,000
American International Group   Common Stock  026874107    1,460     13,500         X                         13,500
Inc.

Apex, Inc.                     Common Stock  037548104    6,450     200,000        X                        200,000
Advanced Micro Devices Inc.    Common Stock  007903107    13,456    465,000        X                        465,000
Baldor Electric                Common Stock  057741100    2,084     115,000        X                        115,000
Borders Group Inc.             Common Stock  099709107    2,470     152,000        X                        152,000
Boston Scientific              Common Stock  101137107    4,594     210,000        X                        210,000
Bristol-Myers Squibb Company   Common Stock  110122108     385       6,000         X                         6,000
Calgon Carbon Corporation      Common Stock  129603106     294      50,000         X                         50,000
Cognex Corporation             Common Stock  192422103    26,715    685,000        X                        685,000
Colgate-Palmolive              Common Stock  194162103     228       3,500         X                         3,500
Clorox Company                 Common Stock  189054109     302       6,000         X                         6,000
Chase Mahattan Corporation     Common Stock  16161A108     311       4,000         X                         4,000
Credence Systems Corporation   Common Stock  225302108    11,678    135,000        X                        135,000
Consolidated Stores            Common Stock  210149100    4,940     304,000        X                        304,000
Corporation
Compaq Computers Corporation   Common Stock  204493100    14,817    545,000        X                        545,000
Cisco Systems, Inc.            Common Stock  17275R102    2,785     26,000         X                         26,000
Delta Air Lines Inc.           Common Stock  247361108    10,162    204,000        X                        204,000
Dana Corporation               Common Stock  235811106     299      10,000         X                         10,000
Dayton Hudson Corporation      Common Stock  239753106    9,767     133,000        X                        133,000
Quantum Corp.- DLT & Storage   Common Stock  747906204    8,047     532,000        X                        532,000
Enron Corporation              Common Stock  293561106     311       7,000         X                         7,000
Electro Scientific             Common Stock  285229100    27,594    378,000        X                        378,000
Industries Inc.

FEI Company                    Common Stock  30241L109    5,503     355,000        X                        355,000
Federal National Mortgage      Common Stock  313586109    1,311     21,000         X                         21,000
Assoc.

Federal Home Loan Mortgage     Common Stock  313400301    4,094     87,000         X                         87,000
Gannett Company                Common Stock  364730101     245       3,000         X                         3,000
General Mills Inc.             Common Stock  370334104     215       6,000         X                         6,000
Gap, Inc.                      Common Stock  364760108    9,476     206,000        X                        206,000
Quantum Corp- Hard Disk Drive  Common Stock  747906303    1,845     266,000        X                        266,000
Helix Technology Corp.         Common Stock  423319102    12,548    280,000        X                        280,000
Heinz (H.J.) Company           Common Stock  423074103     279       7,000         X                         7,000
Henry Schein, Inc.             Common Stock  806407102    5,432     408,000        X                        408,000
Hewlett-Packard Company        Common Stock  428236103    4,337     38,000         X                         38,000
International Business         Common Stock  459200101     540       5,000         X                         5,000
Machines Corp.

Intel Corporation              Common Stock  458140100    34,818    423,000        X                        423,000
Johnson & Johnson              Common Stock  478160104     933      10,000         X                         10,000
Kellogg Company                Common Stock  487836108     308      10,000         X                         10,000
Kroger Company                 Common Stock  501044101    2,020     107,000        X                        107,000
Lam Research Corporation       Common Stock  512807108    33,469    300,000        X                        300,000
LSI Logic Corporation          Common Stock  502161102    13,905    206,000        X                        206,000
Lucent Technologies Inc.       Common Stock  549463107     673       9,000         X                         9,000
Mentor Graphics Corporation    Common Stock  587200106    8,242     625,000        X                        625,000
Marsh & McLennan Companies,    Common Stock  571748102     478       5,000         X                         5,000
Inc.

Minnesota Mining &             Common Stock  604059105     489       5,000         X                         5,000
Manufacturing Co.
Merck & Company Inc.           Common Stock  589331107    1,878     28,000         X                         28,000
Micron Technology Inc.         Common Stock  595112103     622       8,000         X                         8,000
Novellus Systems               Common Stock  670008101     245       2,000         X                         2,000
Oxford Health Plans Inc.       Common Stock  691471106    7,080     558,000        X                        558,000
Proctor & Gamble Company       Common Stock  742718109    1,315     12,000         X                         12,000
Schering-Plough Corporation    Common Stock  806605101     212       5,000         X                         5,000
The St. Paul Companies         Common Stock  792860108     202       6,000         X                         6,000
STERIS Corporation             Common Stock  859152100    5,330     520,000        X                        520,000
Symantec Corporation           Common Stock  871503108    14,832    253,000        X                        253,000
AT&T Corporation               Common Stock  001957109     559      11,000         X                         11,000
U.S. West Inc.                 Common Stock  912889102     576       8,000         X                         8,000
Walgreen Company               Common Stock  931422109     263       9,000         X                         9,000
Wells Fargo Company            Common Stock  949740104     687      17,000         X                         17,000
Whole Foods Market, Inc.       Common Stock  966837106    28,382    612,000        X                        612,000
Whirlpool Corporation          Common Stock  963320106     260       4,000         X                         4,000
Wellman Inc.                   Common Stock  949702104    7,357     395,000        X                        395,000
Washington Mutual Inc.         Common Stock  939322103     285      11,000         X                         11,000
Watson Pharmaceuticals, Inc.   Common Stock  942683103    5,408     151,000        X                        151,000
Dentsply International Inc.    Common Stock  249030107    7,182     304,000        X                        304,000
Xerox Corporation              Common Stock  S16139991     227      10,000         X                         10,000
                 GRAND TOTALS                                      389,980
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